Changes in the provision are presented below: (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision For Decommissioning Costs
Opening balance	$ 18,780	$ 17,460
Adjustment to provision	1,186	(5,720)
Transfers related to liabilities held for sale	(704)	(519)
Payments made	730	446
Interest accrued	723	571
Others	5	15
Cumulative translation adjustment	(1,269)	(4,021)
Closing balance	$ 15,619	$ 18,780